Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 5. Earnings Per Share

The following is a summary of the calculation of basic and diluted net earnings per share.

	Three Months Ended March 31,
	2012	2011 (a)
Net income (in millions)	$63	$78
Shares (in thousands):
Weighted average common shares outstanding	184,963	184,570
Add: Participating securities (b)	435	—

Weighted average common shares outstanding—Basic	185,398	184,570

Plus incremental shares from assumed conversions: (c)
Dilutive effect of stock options	289	—
Dilutive effect of restricted stock	172	—

Weighted average common shares outstanding—Diluted	185,859	184,570

Basic earnings per share	$0.34	$0.42
Diluted earnings per share	$0.34	$0.42

(a)	Basic and diluted earnings per share for all periods prior to the Spin-off reflect the number of distributed shares on the Distribution Date, or 184.6 million shares. At the time of the Spin-off, ITT stock options and restricted stock awards were converted to awards of Xylem, and therefore there were no dilutive securities outstanding for the period prior to Spin-off.
(b)	Restricted stock awards containing rights to non-forfeitable dividends which participate in undistributed earnings with common shareholders are considered participating securities for purposes of computing earnings per share.
(c)	Incremental shares from stock options and restricted stock are computed by the treasury stock method. The average shares listed below were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive for the periods presented or because they were excluded under the treasury stock method. The treasury stock method calculates dilution assuming the exercise of all in-the-money options and vesting of restricted stock awards, reduced by the repurchase of shares with the proceeds from the exercise, unrecognized compensation expense for those awards and the estimated tax benefit of the assumed exercises.

	Three Months Ended March 31,
(in thousands)	2012	2011
Stock options	4,305	—
Restricted shares	843	—